EQ/Montag & Caldwell Growth Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.14%

Expense Example - EQ/Montag & Caldwell Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	116	362	628	1,386
Class IB Shares	116	362	628	1,386